Stockholders’ Equity (Details Narrative) - USD ($)					12 Months Ended
		Sep. 26, 2022	Sep. 23, 2022	Sep. 22, 2022	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Sep. 08, 2022	Sep. 17, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock no par value								$ 0	$ 0
Common stock, shares authorized				10,000,000	300,000,000	300,000,000	300,000,000	10,000,000
Common stock, shares issued					10,135,001	9,500,001	9,500,001
Common stock, shares outstanding				3,500,000	10,135,001	9,500,001	9,500,001
Preferred stock, shares authorized				1,000,000	10,000,000			1,000,000
Preferred stock par value				$ 0.001				$ 0
Stock split descriptions				2.714286-for-1 stock split
Common stock par value				$ 0.001	$ 0.001	$ 0.001	$ 0.001
Performance based restricted stock granted			635,000
Additional paid in capital, contribution for sharebased payments					$ 60,065	$ 50,540	$ 59,625
Proceeds received from evaluation of assets		$ 1,837,363
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Recognition of share based compensation expenses					5,238
Condition One [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering description			with respect to 15% of the performance based restricted shares of common stock, if we have not completed equity financing(s) in an aggregate amount of at least $15,000,000 prior to or concurrently with the earlier of: (i) the date that is two years after the date of grant of such award; and (ii) the occurrence of a liquidation event, as such term is defined in the Legacy Incentive Plan, or any merger with or sale of our outstanding shares or all or substantially all of our assets to a third-party, referred to as an “Exit Transaction”, provided that, for greater certainty, the following shall not be considered an Exit Transaction: (A) any amalgamation, merger or consolidation of our business with or into a related entity; (B) a transaction undertaken solely for the purpose of changing our place of domicile or jurisdiction of incorporation; (C) an equity financing; and (D) completion of an initial public offering, spin-off from GoldMining or other going public transaction, referred to as an “IPO Event
Equity issued percentage			15.00%
Restricted shares granted, value			$ 15,000,000
Condition Two [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering description			with respect to 15% of the performance based restricted shares of common stock, an IPO Event has not occurred that values our business at a minimum of $100,000,000 prior to the date that is two years after the date of grant of such award
Equity issued percentage			15.00%
Restricted shares granted, value			$ 100,000,000
Condition Three [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering description			with respect to 15% of the performance based restricted shares of common stock, if the recipient of such award ceases to be our or our affiliates’ director, officer, employee or consultant, as applicable, at any time during the period from the date of grant of such award until the date that is two years after the date of grant
Equity issued percentage			15.00%
Condition Four [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering description			with respect to 15% of the performance based restricted shares of common stock, if we have not re-established camp at the Whistler Project and performed of a minimum of 10,000 meters of drilling prior to the date that is three years after the date of grant of such award
Equity issued percentage			15.00%
Condition Five [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering description			with respect to 15% of the performance based restricted shares of common stock, if we have not achieved a share price of $15.00 prior to the date that is four years after the date of grant of such award
Equity issued percentage			15.00%
Share price			$ 15.00
Condition Six [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering description			with respect to 15% of the performance based restricted shares of common stock, if we have not achieved a $250,000,000 market capitalization, based on the number of shares of our outstanding common stock multiplied by the volume-weighted average price for any applicable five (5) consecutive trading day period on the principal stock exchange on which our common stock is listed prior to the date that is five years after the date of grant of such award
Equity issued percentage			15.00%
Market capitalization of equity			$ 250,000,000
Condition Seven [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering description			with respect to 10% of the performance based restricted common stock, if we have not achieved a share price of $25.00 prior to the date that is six years after the date of grant of such award
Equity issued percentage			10.00%
Share price			$ 25.00
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Performance based restricted stock granted			1,000,000
BRI Alaska Holdings Inc and GoldMining Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional paid in capital, contribution for sharebased payments					$ 147,349
Gold Mining Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Performance based restricted stock granted			585,000
Return of capital distributions		1,096,343
Return of capital distributions, tax withholdings		173,889
Notes payable, issued		$ 1,096,343
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock split descriptions					Stock Split, every one share of issued and outstanding common stock was automatically split into 2.714286 issued and outstanding shares of common stock, without any change in the par value per share. No fractional shares were issued as a result of the Stock Split.
Additional paid in capital, contribution for sharebased payments	[1]
BRI Alaska Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity method investment ownership percentage			100.00%						100.00%
Additional paid in capital, contribution for sharebased payments						$ 371,628	$ 487,842

[1]	The shares and associated amounts have been retroactively restated to reflect a 2.714286-for-1 stock split of each issued and outstanding share of common stock, an increase in its authorized shares of common stock from 10,000,000 to 300,000,000, as well as the increase in par value to $0.001, which occurred in September 2022 (see Note 11).